EARNINGS PER SHARE - Weighted Average Potentially Dilutive Securities (Details) - shares shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	15.5	11.5
Management stock options of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	10.6	7.8
Escrow shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4.9	3.7
Restricted shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0.0	0.0